Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Preferred Stock (Tables) [Line Items]
Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock

At December 31, 2023, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	1,631,226	1,573,999	$3.1680	$4,924	$4,986
Series B	2,834,955	2,511,007	11.4994	28,785	28,875
Series C	1,708,298	1,498,516	28.7280	42,921	43,049
Series D	2,424,334	1,312,722	54.3907	69,453	71,400
Series E(2)	3,951,628	1,152,329	64.2483	73,092	74,035
	12,550,441	8,048,573		$219,175	$222,345
(1)	Includes 56,080 shares of Series A convertible preferred stock issued at a price of $3.01 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
(2)	Includes 838,702 shares of Series E convertible preferred stock issued at a price of $54.61 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

BOLT THREADS, INC. [Member]
Convertible Preferred Stock (Tables) [Line Items]
Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock

As of December 31, 2023, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	5,531,643	5,337,315	$0.9342	$4,924	$4,986
Series B	9,613,604	8,515,065	3.39105	28,785	28,875
Series C	5,793,003	5,081,613	8.4716	42,921	43,049
Series D	8,221,150	4,451,566	16.03926	69,453	71,400
Series E(2)	13,400,338	3,907,660	18.94618	73,092	74,035
	42,559,738	27,293,219		$219,175	$222,345

(1)	Includes 190,175 shares of Series A convertible preferred stock issued at a price of $0.88749 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

(2)	Includes 2,844,120 shares of Series E convertible preferred stock issued at a price of $16.10425 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

As of December 31, 2022, the authorized, issued, and outstanding convertible preferred stock (collectively, the “Convertible Preferred Stock”) consisted of the following (in thousands, except share and per share amounts):

	Shares authorized	Shares issued and outstanding	Original Issue Price	Net proceeds	Aggregate liquidation preference
Series A(1)	5,531,643	5,488,826	$0.9342	$5,064	$5,128
Series B	9,613,604	9,584,114	3.39105	32,399	32,500
Series C	5,793,003	5,773,114	8.4716	48,762	48,908
Series D	8,221,150	8,071,518	16.03926	125,932	129,461
Series E(2)	13,400,338	6,793,734	18.94618	127,076	128,715
	42,559,738	35,711,306		$339,233	$344,712

(1)	Includes 190,175 shares of Series A convertible preferred stock issued at a price of $0.88749 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.

(2)	Includes 2,844,120 shares of Series E convertible preferred stock issued at a price of $16.10425 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.